SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Concentration of credit risk (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Foreign currency risk
Cash and cash equivalents	¥ 673,669	$ 97,673	¥ 661,390	¥ 1,189,620
Foreign currency risk, Renminbi ("RMB")
Foreign currency risk
Cash and cash equivalents	¥ 645,060		¥ 605,623